UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Freestone Capital Management, Inc.
Address:	1191 Second Avenue, Suite 2100
		Seattle, Washington 98101

13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Jennifer M. Moreland
Title:	Chief Financial Officer
Phone:	206-398-2005
Signature, Place and Date of Signing:

	Jennifer M. Moreland Seattle, Washington	December 31, 2002

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	9
Form 13F Information Table Entry Total:	95
Form 13F Information Table Value Total:	$171,525

List of Other Included Managers: Oak Value;
Westfield; Seneca;  MJ Whitman;  Kalmar;  Navellier;
Sands Capital Management;  Wilson Bennett;  Bear Stearns

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184a105      225 17156.000SH       SOLE                17156.000
                                                               240 18350.000SH       DEFINED 02 15                         18350.000
AVX                            COM              002444107     4097 418060.000SH      SOLE               418060.000           110.000
                                                                12 1210.000 SH       DEFINED 07            110.000          1100.000
Adaptec                        COM              00651F108     4018 711130.000SH      SOLE               711130.000           180.000
                                                                 1  180.000 SH       DEFINED               180.000
Allete                         COM              018522102     8071 355850.000SH      SOLE               355850.000           100.000
                                                                 2  100.000 SH       DEFINED               100.000
Ambac Financial                COM              023139108      269 4775.000 SH       DEFINED 02                             4775.000
American Power Conversion      COM              029066107      585 38596.000SH       SOLE                38596.000
Amgen                          COM              031162100      119 2454.000 SH       SOLE                 2454.000
                                                                86 1780.000 SH       DEFINED 12 03 05                       1780.000
Arch Coal                      COM              039380100     8309 384865.000SH      SOLE               384865.000           120.000
                                                                 3  120.000 SH       DEFINED               120.000
Automatic Data Processing      COM              053015103     8037 204753.000SH      SOLE               204753.000            40.000
                                                                 2   40.000 SH       DEFINED                40.000
Berkshire Hathaway B           COM              084670207      349  144.000 SH       DEFINED 02                              144.000
Boeing                         COM              097023105     6868 208185.000SH      SOLE               208185.000            70.000
                                                                 2   70.000 SH       DEFINED                70.000
Bristol Myers Squibb           COM              110122108     5767 249133.671SH      SOLE               249133.671            70.000
                                                                20  870.000 SH       DEFINED 15             70.000           800.000
Cendant                        COM              151313103       12 1176.000 SH       SOLE                 1176.000
                                                               198 18900.000SH       DEFINED 02                            18900.000
Charter Communications         COM              16117m107       54 45825.000SH       DEFINED 02                            45825.000
Chesapeake Energy              COM              165167107      161 20800.000SH       DEFINED 08 03                         20800.000
Chevron Texaco                 COM              166764100      169 2541.000 SH       SOLE                 2541.000
                                                                68 1018.000 SH       DEFINED 13 15                          1018.000
Cisco                          COM              17275r102      248 18941.000SH       SOLE                18941.000
                                                               126 9610.000 SH       DEFINED 10 12 05                       9610.000
Citigroup                      COM              172967101     7367 209348.000SH      SOLE               209348.000            60.000
                                                               150 4266.000 SH       DEFINED 13 15 03       60.000          4206.000
Concord EFS                    COM              206197105     7913 502750.000SH      SOLE               502750.000           120.000
                                                                48 3020.000 SH       DEFINED 03 05         120.000          2900.000
Constellation Brands           COM              21036p108      207 8725.000 SH       DEFINED 08 02                          8725.000
Copart                         COM              217204106      415 35085.000SH       SOLE                35085.000
DST Systems                    COM              233326107     8387 235930.000SH      SOLE               235930.000            60.000
                                                                 2   60.000 SH       DEFINED                60.000
Electroglas                    COM              285324109      165 107300.000SH      SOLE               107300.000
Eli Lilly                      COM              532457108      432 6800.000 SH       SOLE                 6800.000
                                                                22  340.000 SH       DEFINED 05                              340.000
Fleming Companies              COM              339130106      261 39785.000SH       SOLE                39785.000
Flextronics International      COM              Y2573F102     3891 475120.000SH      SOLE               475120.000           110.000
                                                                 1  110.000 SH       DEFINED               110.000
H & R Block                    COM              093671105     8964 222975.000SH      SOLE               222975.000            60.000
                                                                 2   60.000 SH       DEFINED                60.000
Handleman                      COM              410252100      550 47860.000SH       SOLE                47860.000
Hewlett Packard                COM              428236103       26 1511.069 SH       SOLE                 1511.069
                                                               170 9790.000 SH       DEFINED 02 10 15                       9790.000
Home Depot                     COM              437076102     3635 151711.193SH      SOLE               151711.193            40.000
                                                                35 1440.000 SH       DEFINED 15             40.000          1400.000
IMS Health                     COM              449934108      503 31450.000SH       SOLE                31450.000
                                                                87 5450.000 SH       DEFINED 02                             5450.000
Intel                          COM              458140100      225 14445.000SH       SOLE                14445.000
                                                                87 5610.000 SH       DEFINED 12 03 05                       5610.000
Interoil                       COM              460951106      145 20000.000SH       SOLE                20000.000
Interpublic Group              COM              460690100     5181 367969.000SH      SOLE               367969.000            95.000
                                                               182 12895.000SH       DEFINED 02 15          95.000         12800.000
Iomega                         COM              462030305      409 52160.000SH       SOLE                52160.000
Janus Capital Group Inc        COM              47102x105     7960 609055.000SH      SOLE               609055.000           180.000
                                                                 2  180.000 SH       DEFINED               180.000
Johnson & Johnson              COM              478160104      115 2142.000 SH       SOLE                 2142.000
                                                               106 1975.000 SH       DEFINED 10 12 05                       1975.000
Merck                          COM              589331107      279 4930.000 SH       SOLE                 4930.000
                                                               245 4324.000 SH       DEFINED 02 13 15                       4324.000
Microsoft                      COM              594918104     2762 53423.000SH       SOLE                53423.000
                                                               119 2310.000 SH       DEFINED 10 12 05                       2310.000
Pfizer                         COM              717081103     6848 224013.000SH      SOLE               224013.000            60.000
                                                               137 4470.000 SH       DEFINED 12 03 05       60.000          4410.000
Pitney Bowes                   COM              724479100     6867 210270.000SH      SOLE               210270.000            60.000
                                                                 2   60.000 SH       DEFINED                60.000
Principal Financial Group      COM              74251V102     8627 286330.000SH      SOLE               286330.000            80.000
                                                                 2   80.000 SH       DEFINED                80.000
Quanta Services                COM              74762E102      102 29190.000SH       SOLE                29190.000
Safeway                        COM              786514208     6844 292990.000SH      SOLE               292990.000            80.000
                                                                32 1380.000 SH       DEFINED 15             80.000          1300.000
Schering Plough                COM              806605101      487 21950.000SH       SOLE                21950.000
                                                               194 8750.000 SH       DEFINED 02                             8750.000
Superior Energy Svcs           COM              868157108      100 12200.000SH       DEFINED 03                            12200.000
TierOne Corp                   COM              88650R108      452 29830.000SH       SOLE                29830.000
Vitesse Semiconductor          COM              928497106      366 167730.000SH      SOLE               167730.000
Walt Disney                    COM              254687106       11  675.000 SH       SOLE                  675.000
                                                               238 14565.000SH       DEFINED 02 03 05                      14565.000
XL Capital                     COM              g98255105      216 2800.000 SH       DEFINED 02                             2800.000
Harbor International                            411511306     9355 348277.183SH      SOLE               348277.183           131.457
                                                                 4  131.457 SH       DEFINED               131.457
Longleaf Partners Internationa                  543069405     7013 703363.518SH      SOLE               703363.518           320.938
                                                                 3  320.938 SH       DEFINED               320.938
Oakmark                                         413838103    10748 357304.335SH      SOLE               357304.335           154.080
                                                                 5  154.080 SH       DEFINED               154.080
S&P 500 SPDR Trust                              78462F103     1668 18903.000SH       SOLE                18903.000            55.000
                                                                 5   55.000 SH       DEFINED                55.000
Vanguard Value Index                            922908405     1506 102808.291SH      SOLE               102808.291           188.602
                                                                 3  188.602 SH       DEFINED               188.602
iShares Russell 2000 Growth                                    517 12970.000SH       SOLE                12970.000            70.000
                                                                 3   70.000 SH       DEFINED                70.000